UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/09 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (133.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$1,500,000	$1,097,010
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,507,275
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	250,000	177,203
6s, 8/1/25	B/P	650,000	509,802
			3,291,290

Arizona (4.9%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	880,360
Ser. A, 5.85s, 3/1/28	Baa3	250,000	226,610
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,500,000	1,769,160
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	1,800,000	1,561,644
7 1/4s, 12/1/19	B+/P	1,000,000	917,610
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	455,000	441,250
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,750,000	3,351,975
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,200,000	2,390,124
(Public Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	535,000	506,907
Navajo Cnty., Poll. Control Mandatory Put Bonds, Ser.
E, 5 3/4s, 6/1/16	Baa2	1,950,000	1,969,520
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	483,780
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	851,819
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A	2,000,000	1,704,460
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,000,000	890,200
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	393,000	373,688
			18,319,107

Arkansas (0.6%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BB/P	840,000	801,007
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	AAA	45,000	45,865
Springdale, Sales & Use Tax Rev. Bonds, FSA
4.05s, 7/1/26	AAA	1,000,000	964,870
4s, 7/1/27	AAA	590,000	575,398
			2,387,140

California (8.7%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	345,000	305,535
CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	A2	3,400,000	3,450,932
(CA-NV Methodist), 5s, 7/1/26	A	740,000	696,577
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,187,025
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	1,967,530
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,621,717
CA State G.O. Bonds, 6 1/2s, 4/1/33	A2	5,000,000	5,393,550
CA Statewide Cmnty. Dev. Auth. COP (The Internext

Group), 5 3/8s, 4/1/30	BBB	3,950,000	2,913,046
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	560,000	491,294
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,015,000	723,959
5s, 9/2/30	BB+/P	245,000	182,709
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	973,340
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	290,000	227,621
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,490,000	1,303,094
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	1,557,520
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	750,000	500,378
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	755,631
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	619,489
Roseville, Natural Gas Fin. Auth. Rev. Bonds, 5s,
2/15/12	A2	400,000	396,080
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,245,000	999,735
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	3,075,000	2,657,384
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	738,725
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	2,805,000	1,886,194
			32,549,065

Colorado (3.6%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. C-2, 0.4s, 3/1/36	VMIG1	600,000	600,000
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24	BB-/P	375,000	387,101
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	1,345,000	1,346,802
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	425,000	339,426
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	3,495,000	2,813,825
(Evangelical Lutheran), 5 1/4s, 6/1/23	A3	1,000,000	940,450
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.)
Ser. C1, NATL, 5 1/2s, 9/1/24	AA	1,000,000	900,220
Ser. B, zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,333,835
Ser. B, zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,680,755
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	A1	805,000	877,080
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	325,000	166,605
			13,386,099

Connecticut (0.2%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	592,920
			592,920

Delaware (0.1%)
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB+	100,000	73,010
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	500,000	381,335
			454,345

District of Columbia (0.1%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB/F	17,500,000	395,500
			395,500

Florida (6.6%)
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	A-	945,000	923,681
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	1,494,380
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	BB/P	455,000	336,636
Ser. B, 5 1/8s, 11/1/09	BB/P	80,000	71,416
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,285,000	1,280,310
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,380,000	3,457,660
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	385,000	225,706
Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	465,000	437,774
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	125,000	122,318
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	400,000	403,784
AMBAC, 5s, 3/15/12	A	525,000	531,505
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	450,000	429,228
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds

(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,450,000	1,469,363
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	261,433
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	886,633
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	575,000	375,377
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB+	1,500,000	1,160,460
(Shell Pt./Alliance Cmnty.), 5s, 11/15/10	BB+	340,000	336,899
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	245,000	181,271
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba2	500,000	375,405
6.7s, 11/15/19	Ba2	1,335,000	1,156,591
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	975,000	539,292
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
2.063s, 5/1/36	BB-/P	1,670,000	787,155
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	1,240,000	598,883
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	1,500,000	1,703,655
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	955,000	571,730
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,850,000	1,000,536
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	655,000	229,682
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	700,000	504,294
5.4s, 5/1/37	BB-/P	440,000	248,486
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	465,000	352,298
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,020,000	501,208
Ser. B, 5s, 11/1/13	BB-/P	605,000	302,821
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	970,000	471,915
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,250,000	475,088
6 1/4s, 5/1/22 (In default) (NON)	D/P	695,000	265,295
			24,470,168

Georgia (3.7%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	2,500,000	2,449,825
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Ser. C-2, AMBAC,
4 5/8s, 4/1/10	A	4,500,000	4,529,430
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,326,820
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	600,000	453,108
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,159,431
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 3/8s, 11/15/29	BBB+	700,000	718,221
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,395,000	1,203,480
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	575,000	434,286
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	600,000	436,122
			13,710,723

Hawaii (0.7%)
Hawaii State Dept. Budget & Fin. Rev. Bonds (Hawaiian
Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	1,500,000	1,520,415
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,405,000	1,151,510
			2,671,925

Idaho (0.6%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	810,000	787,150
Madison Cnty., Hosp. COP, 5 1/4s, 9/1/20	BBB-	1,480,000	1,331,156
			2,118,306

Illinois (2.4%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa3	105,000	105,063
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	350,000	221,421
5.4s, 3/1/16	BB-/P	254,000	231,127
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A+/F	750,000	768,300
IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,509,270
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,000,000	1,949,040

(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	1,150,000	696,383
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,075,000	1,079,827
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	154,518
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	822,850
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	526,662
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	437,210
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	140,415	112,736
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	500,000	175,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	500,000	431,745
			9,221,152

Indiana (2.8%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	555,000	399,545
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa3	650,000	632,268
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 0.39s, 10/1/32	A-1+	835,000	835,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,220,525
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	3,500,000	3,237,640
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	AA	1,125,000	1,142,078
NATL, 5.6s, 11/1/16	AA	700,000	709,905
Ser. A, NATL, 5.6s, 11/1/16	AA	500,000	507,075
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	494,140
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	407,079
			10,585,255

Iowa (3.6%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	4,360,000	5,101,200
Ser. A, 5 1/4s, 7/1/17	BB+	1,040,000	894,431
Ser. A, 5s, 7/1/19	BB+	2,750,000	2,231,818
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care
Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	950,000	723,549
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	750,000	556,118
6s, 11/15/24	BB/P	200,000	160,400
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BBB-/F	800,000	759,248
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	3,250,000	2,231,353
Ser. C, 5 3/8s, 6/1/38	BBB	1,250,000	781,825
			13,439,942

Kentucky (0.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 8s, 1/1/29	B+/P	305,000	247,120
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 1/2s, 10/1/20	Baa1	1,040,000	1,058,866
6 1/2s, 10/1/20 (Prerefunded)	AAA/P	675,000	726,746
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa2	500,000	476,195
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	700,000	712,775
			3,221,702

Louisiana (3.0%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	252,745
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26
(Prerefunded)	AAA/P	1,720,000	1,779,478
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	1,000,000	1,034,580
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	4,250,000	4,323,100
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	BBB+	500,000	424,845
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	2,700,000	2,140,425
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB	1,165,000	1,166,934
			11,122,107

Maine (0.8%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,320,000	1,312,859
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	3,000,000	1,567,470
			2,880,329

Maryland (1.7%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.

Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	1,718,180
MD Econ. Dev. Corp. Poll. Control Rev. Bonds
(Potomac Electric Power Co.), 6.2s, 9/1/22	Baa1	550,000	603,207
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	450,000	395,460
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	461,166
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	957,320
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	307,920
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	455,382
5 7/8s, 5/1/21	BB/P	1,600,000	1,321,664
			6,220,299

Massachusetts (8.1%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,242,944
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	705,290
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,200,000	740,580
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	755,000	481,849
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	287,594
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	792,130
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,464,686
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-/P	550,000	441,518
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/18	A-	420,000	429,895
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	796,814
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put
Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s, 5/1/19	A-	1,050,000	1,099,319
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	2,375,000	2,852,636
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	BB/P	1,185,000	1,417,189
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	1,969,824
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,228,938
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,450,000	3,488,399
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	1,700,000	1,301,571
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	1,065,000	1,047,097
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,469,235
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,000,470
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	171,838
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	1,744,644
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	BB-/P	750,000	694,238
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	2,150,000	2,152,408
			30,021,106

Michigan (3.5%)
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	950,000	831,298
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,660,000	1,729,537
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	260,000	219,591
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	450,000	354,348
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	2,025,540
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	2,565,000	1,934,549
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded)	BBB	755,000	867,321
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,300,000	2,275,781
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,517,522
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,480,000	1,256,224
			13,011,711

Minnesota (2.0%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	2,854,710
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	83,579
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	530,033
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	740,000	744,692
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	261,230
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P	500,000	488,935
6s, 1/1/34	B+/P	400,000	328,256
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	1,350,000	1,000,620
Ser. B, 5.85s, 11/1/17	Ba1	250,000	226,093
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	1,125,000	778,028

			7,296,176

Mississippi (1.0%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,630,000	1,506,104
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	895,000	922,306
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,491,472
			3,919,882

Missouri (5.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,052,620
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	2,000,000	1,484,360
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, Ser.
2003A (St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,002,005	10,535,705
MO State Hlth. & Edl. Fac. Auth. VRDN (Sisters
of Mercy Hlth.), Ser. A, 0.33s, 6/1/16	VMIG1	1,570,000	1,570,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	275,000	292,053
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	260,000	267,995
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll.,
FNMA Coll., 6 3/4s, 3/1/34	AAA	360,000	374,627
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	940,000	969,450
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	225,000	229,901
(Single Fam. Homeowner Loan), Ser. B, GNMA Coll., FNMA
Coll., 4.4s, 9/1/14	AAA	345,000	345,611
(Single Fam. Homeowner Loan), Ser. B, GNMA Coll., FNMA
Coll., 4.3s, 9/1/13	AAA	340,000	340,493
St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.),
Ser. A-1, 6 5/8s, 7/1/34	A	1,000,000	1,024,340
			18,487,155

Montana (1.3%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 1 1/4s,
1/1/18	P-1	4,400,000	4,400,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	411,965
MT State Board Inv. Exempt Fac. Rev. Bonds
(Stillwater Mining Project), 8s, 7/1/20	B-	250,000	192,343
			5,004,308

Nebraska (0.4%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BBB+	1,500,000	1,452,135
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	61,716	11,726
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	791,466	11,872
			1,475,733

Nevada (2.3%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/16	BB/P	1,005,000	692,324
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	955,000	768,087
(Summerlin No. 151), 5s, 8/1/20	BB/P	425,000	254,409
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	A	5,000,000	4,416,550
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	245,000	209,931
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB/P	370,000	279,328
(No. T-16), 5 1/8s, 3/1/25	BB/P	680,000	306,972
(No. T-18), 5s, 9/1/16	BB-/P	1,925,000	880,110
Las Vegas, Local Impt. Board Special Assmt. Bonds
(Dist. No. 607), 5.9s, 6/1/18	BB/P	1,170,000	853,644
			8,661,355

New Hampshire (1.3%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	549,348
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,839,806
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	2,565,000	2,641,488
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	139
			5,030,781

New Jersey (4.9%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,000,000	677,160
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,

7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,250,000	1,431,863
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	2,400,000	2,335,512
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	377,355
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	764,790
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	324,762
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	842,170
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	4,000,000	3,381,440
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	604,812
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,750,000	1,780,363
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	1,911,938
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	750,000	623,768
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	1,664,123
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	698,829
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,100,000	718,542
			18,137,427

New Mexico (0.9%)
Farmington, Poll. Control Rev. Bonds (San Juan),
Ser. B, 4 7/8s, 4/1/33	Baa3	4,500,000	3,306,555
			3,306,555

New York (8.2%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 3/4s, 7/1/28	B/P	600,000	464,916
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A,
6s, 5/1/29	B+/P	750,000	549,308
6s, 5/1/39	B+/P	500,000	345,410
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,960,000	1,823,996
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,274,723
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.)
Ser. C, 5 5/8s, 11/15/14	Baa2	400,000	380,588
Ser. A, 5.45s, 11/15/12	Baa2	500,000	488,500
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	BB/P	200,000	181,652
Ser. A, 6 1/4s, 3/1/15	BB/P	1,775,000	1,571,674
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	775,000	649,923
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	200,000	216,020
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	500,000	310,645
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	1,300,000	900,796
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	5,975,000	5,089,983
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	3,425,000	1,856,658
(Jetblue Airways Corp.), 5s, 5/15/20	B-	325,000	230,695
NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp.
Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	782,883
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	572,815
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	3,800,000	3,799,354
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	500,000	499,545
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	168,770
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	B+	670,000	602,544
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	2,700,000	2,724,111
(Jefferson's Ferry), 5s, 11/1/15	BBB-	975,000	925,763
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	903,080
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	724,640
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. ), Ser. A-1, 0.2s, 7/1/37	VMIG1	1,645,000	1,645,000
			30,683,992

North Carolina (3.9%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,500,000	1,524,210
Ser. C, 6 3/4s, 1/1/24	Baa1	750,000	852,308
Ser. A, 5 3/4s, 1/1/26	Baa1	2,250,000	2,272,208
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	855,000	856,770
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,643,480
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	953,867
(Pines at Davidson), Ser. A, 4.85s, 1/1/26	A-/F	1,270,000	988,365
NC Med. Care Comm. Retirement Fac. Rev. Bonds

(Carolina Village), 6s, 4/1/38	BB/P	500,000	374,425
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,307,136
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	565,649
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	300,000	255,903
(Forest at Duke), 5 1/8s, 9/1/27	Baa1	1,000,000	844,650
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A2	2,000,000	2,046,340
			14,485,311

North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	AAA/P	1,000,000	1,074,630
			1,074,630

Ohio (6.5%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,876	9,907,376
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	9,500,000	6,091,495
5 1/8s, 6/1/24	BBB	1,725,000	1,415,587
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13 (In default) (NON)	D	1,500,000	705,000
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase Proj.), 7s, 12/1/38	BB-/P	700,000	420,749
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,400,378
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,575,300
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,039,920
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	532,445
			24,088,250

Oklahoma (1.4%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	2,740,000	2,750,960
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	2,455,000	2,497,103
			5,248,063

Oregon (1.6%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	3,300,000	3,080,550
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	2,046,880
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	820,000	821,919
			5,949,349

Pennsylvania (5.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded)	AAA	195,000	220,196
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	520,000	569,275
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	4,705,000	2,812,649
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	752,393
(Env. Impt.), 5 1/2s, 11/1/16	BB	1,850,000	1,689,753
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	950,585
5.3s, 1/1/14	BB/P	690,000	635,090
5.2s, 1/1/13	BB/P	1,000,000	936,180
5.1s, 1/1/12	BB/P	400,000	381,296
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	915,000	915,339
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A
5.45s, 1/1/21	BBB+	550,000	484,132
5.35s, 1/1/20	BBB+	515,000	454,292
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	435,000	435,596
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	115,000	115,000
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	569,031
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB/P	500,000	390,080
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	679,723
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	1,000,180
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,028,460
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	650,000	610,025
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	894,630
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10
(In default) (NON)	D/P	2,707,789	812
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	410,000	392,534
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31

(Prerefunded)	AAA/P	750,000	848,738
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	500,000	425,105
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	503,703
			19,694,797

Puerto Rico (2.6%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,200,000	1,150,956
6s, 7/1/38	Baa3	1,000,000	962,810
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
L, AMBAC, 5 1/4s, 7/1/38	A	1,845,000	1,577,235
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,003,630
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	Baa3	2,250,000	2,164,005
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	11,500,000	2,804,160
			9,662,796

Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	1,656,511
			1,656,511

South Carolina (1.9%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/30	BBB	175,000	129,185
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,420,675
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,454,125
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	1,600,000	1,750,128
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	1,031,021
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	127,430
			6,912,564

South Dakota (1.0%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	1,753,260
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership Mtge.), Ser. H, 5s, 5/1/28	AAA	320,000	317,354
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	509,750
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes Hlth. Care), 5.65s, 4/1/22	Baa1	1,105,000	1,028,313
			3,608,677

Tennessee (0.2%)
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	1,000,000	736,840
			736,840

Texas (12.7%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement)
Ser. A, 7s, 11/15/33	B+/P	600,000	453,612
5 7/8s, 11/15/18	B+/P	1,000,000	823,600
Ser. A, 5 7/8s, 11/15/18	B+/P	20,000	16,472
6s, 11/15/29	B+/P	1,450,000	995,918
Brazos River, Auth. Poll. Control Rev. Bonds
(TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Caa2	1,000,000	501,560
5s, 3/1/41	Caa2	1,500,000	677,505
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	2,200,000	1,918,202
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	10,000,329	10,073,729
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.), 6 3/8s, 5/1/35	CCC+	1,000,000	410,640
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 1.88s,
8/1/35	A-1	2,000,000	2,000,000
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A,
6.1s, 8/1/24	BBB	450,000	397,593
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	388,005
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,790,000	3,611,130
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,600,000	1,287,136
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	6,185,000	3,912,380
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	1,000,000	1,028,630
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	A	1,250,000	929,050
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	900,000	840,330
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,067,890
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,660,925
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	3,000,000	2,073,930

Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	Baa2	815,000	766,556
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,950,000	1,969,871
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	425,000	406,700
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	900,000	773,766
(Air Force Village), 5 1/8s, 5/15/27	BBB+/F	4,000,000	3,147,600
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	4,150,000	3,168,276
6s, 7/1/25	Baa3	800,000	644,472
6s, 7/1/19	Baa3	800,000	704,344
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24	AAA	800,000	854,224
			47,504,046

Utah (1.0%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BBB	1,550,000	1,564,260
7.45s, 7/1/17	B+/P	600,000	615,246
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	1,500,000	1,434,855
			3,614,361

Vermont (0.6%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	AAA	520,000	506,163
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	880,000	873,726
Ser. 19A, FSA, 4.62s, 5/1/29	AAA	1,020,000	1,009,963
			2,389,852

Virginia (2.4%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	461,286
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,100,000	1,108,866
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	295,000	273,872
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded)	BB+/P	105,000	120,312
(United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	600,000	570,912
(Westminster-Canterbury), 5s, 10/1/22	BBB-	1,000,000	835,070
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15
(In default) (NON)	D	700,000	328,993
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,500,000	1,124,400
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	854,575
4 7/8s, 7/1/21	BB/P	1,000,000	797,630
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	1,700,000	1,820,460
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	700,000	523,348
			8,819,724

Washington (1.8%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,000,000	1,633,060
6 1/2s, 6/1/26	BBB	1,865,000	1,837,080
WA State Hlth. Care Fac. Auth. Rev. Bonds (WA Hlth.
Svcs.), 7s, 7/1/39	Baa2	1,000,000	990,020
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,345,000	2,183,240
			6,643,400

West Virginia (1.7%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,150,000	2,691,040
Mason Cnty., Poll. Control Rev. Bonds (Appalachian
Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	BBB	725,000	750,237
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB-	3,075,000	2,275,990
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	735,000	616,886
			6,334,153

Wisconsin (3.5%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	3,000,000	3,440,700
6 3/8s, 6/1/32 (Prerefunded)	AAA	5,500,000	6,229,900
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	2,000,000	2,178,300
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,285,950
			13,134,850

Wyoming (0.3%)

Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 1 1/4s, 1/1/14		P-1	1,300,000	1,300,000
				1,300,000

Total municipal bonds and notes (cost $552,196,571)				$498,931,729

PREFERRED STOCKS (1.2%)(a)
			Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
$4.95			2,000,000	$1,430,000
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.			4,000,000	3,200,000

Total preferred stocks (cost $6,000,000)				$4,630,000

COMMON STOCKS (--%)(a)
			Shares	Value

Tembec, Inc. (Canada) (NON)			1,750	$909

Total common stocks (cost $1,273,945)				$909

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	3/03/12	CAD .000001	3,889	$288

Total warrants (cost $154,422)				$288

TOTAL INVESTMENTS

Total investments (cost $559,624,938)(b)				$503,562,926

NOTES

(a) Percentages indicated are based on net assets of $372,578,255.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at July 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at July 31, 2009 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $559,299,842, resulting in gross unrealized appreciation and depreciation of $11,872,066 and $67,608,982, respectively, or net unrealized depreciation of $55,736,916.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at July 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector (concentration)(concentrations) greater than 10% at July 31, 2009 (as a percentage of net assets):

Healthcare	45.0%
Utilities	21.3
Prerefunded	13.3
Industrial/Commodity	10.2

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.

At July 31, 2009, the fund’s investments with a value of $30,516,810 were held by the TOB trust and served as collateral for $15,003,210 in floating-rate bonds outstanding. During the period ended July 31, 2009, the fund incurred interest expense of $26,493 for these investments based on an average interest rate of 0.61%.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:
Basic materials	909	--	--

Total Common stocks	909	--	--

Municipal bonds and notes	--	498,931,729	--

Preferred stocks	--	4,630,000	--

Warrants	288	--	--

Short-term investments	--	--	--

Totals by level	$1,197	$503,561,729	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009